Selected Income Statement Data (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selected Income Statement Data [Line Items]
Foreign currency income (expense)	$ (1,103)	$ 37	$ (78)
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Selected Income Statement Data [Line Items]
Percentage of Concentration Risk	11.00%	15.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Selected Income Statement Data [Line Items]
Percentage of Concentration Risk		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Selected Income Statement Data [Line Items]
Percentage of Concentration Risk		10.00%